UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance California Municipals Fund                                                                               as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.2%

Principal Amount (000’s omitted)	Security	Value
Education — 4.2%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,642,310
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,854,375
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,240,120
		$10,736,805
Electric Utilities — 1.2%
$3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$3,156,000
		$3,156,000
Escrowed / Prerefunded — 7.6%
$1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,419,850
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,381,116
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,544,498
		$19,345,464
General Obligations — 4.4%
$2,250	California, 4.75%, 6/1/35	$2,296,102
1,000	California, 5.25%, 4/1/30	1,054,050
2,250	California, 5.25%, 4/1/34	2,409,795
5,000	California, 5.50%, 11/1/33	5,482,200
		$11,242,147
Hospital — 16.7%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,061,380
8,850	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	9,207,275
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,148,040
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,386,170
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,748,495
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,603,600
1,700	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,766,436
2,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,074,783

1

$1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	$1,951,232
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,582,290
215	Eastern Plumas Hospital Health Care District, 7.50%, 8/1/07	217,318
2,700	San Benito Hospital Health Care District, 5.40%, 10/1/20	2,730,726
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,063,380
2,640	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,778,204
1,250	Washington Township Hospital Health Care District, 5.25%, 7/1/29	1,284,500
		$42,603,829
Housing — 0.8%
$1,407	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,499,765
424	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	447,392
		$1,947,157
Industrial Development Revenue — 1.8%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,747,580
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,813,322
		$4,560,902
Insured-Education — 1.6%
$3,990	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, (MBIA), 5.00%, 7/1/33 (1)(2)	$4,129,850
		$4,129,850
Insured-Electric Utilities — 8.4%
$5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$5,367,700
9,000	Northern California Power Agency, (MBIA), 5.125%, 7/1/23 (1)(2)	9,248,580
1,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)(2)	1,584,415
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	5,069,119
		$21,269,814
Insured-Escrowed/Prerefunded — 5.7%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (AMBAC), 5.00%, 7/1/33 (3)	$2,835,725
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (FGIC), 5.00%, 7/1/29	5,671,450
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	6,000,000
		$14,507,175

2

Insured-General Obligations — 8.3%
$3,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31	$2,951,040
404	California, (AMBAC), Prerefunded to 10/1/10, 5.50%, 10/1/30 (1)(2)	431,294
1,232	California, (AMBAC), Prerefunded to 10/1/10, 5.50%, 10/1/30 (1)(2)	1,316,318
5,364	California, (AMBAC), Prerefunded to 10/1/10, 5.50%, 10/1/30 (1)(2)	5,731,468
167	California, (AMBAC), Prerefunded to 10/1/10, Variable Rate, 8.295%, 10/1/30 (4)(5)	200,887
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,350,732
3,300	Puerto Rico, (FSA), 5.32%, 7/1/27 (4)(6)	3,906,144
4,500	San Diego Unified School District, (MBIA), 5.50%, 7/1/24 (1)(2)	5,284,590
		$21,172,473
Insured-Hospital — 6.0%
$2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,661,359
7,500	California Statewide Communities Development Authority, (Rady Childrens Hospital), (MBIA), 4.50%, 8/15/28	7,508,325
4,920	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (1)(2)	5,209,722
		$15,379,406
Insured-Lease Revenue / Certificates of Participation — 5.4%
$6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	$3,306,290
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	3,915,514
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,233,550
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,380,361
		$13,835,715
Insured-Other Revenue — 2.3%
$2,500	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$2,641,475
3,000	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/38	3,161,070
		$5,802,545
Insured-Special Tax Revenue — 2.7%
$2,565	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$2,379,679
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	4,379,329
		$6,759,008

3

Insured-Transportation — 2.6%
$4,320	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), 5.00%, 7/1/23 (1)(2)	$4,472,107
1,135	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,195,643
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	867,312
		$6,535,062
Insured-Water and Sewer — 8.3%
$2,000	Calleguas Las Virgines Public Financing Authority Revenue (Municipal Water District), (MBIA), 4.25%, 7/1/32	$1,902,740
3,500	Los Angeles, Water & Power, (AMBAC), 5.00%, 7/1/36	3,744,475
6,675	Los Angeles, Water and Power, (FSA), 4.75%, 7/1/36	6,918,371
1,680	Los Angeles, Water and Power, Water Revenue, (MBIA), 3.00%, 7/1/30	1,334,458
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 9.376%, 4/22/09 (6)	3,279,360
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	4,009,131
		$21,188,535
Lease Revenue/Certificates of Participation — 12.3%
$6,500	California Public Works, (University of California), 5.00%, 6/1/23	$6,503,315
5,000	California Public Works, (University of California), 5.25%, 6/1/20	5,602,600
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,378,560
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,205,300
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,671,210
6,520	Pasadena Parking Facility, 6.25%, 1/1/18	7,385,465
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,580,500
		$31,326,950
Other Revenue — 1.3%
$2,380	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (4)	$2,561,213
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 5.957%, 10/1/34 (4)(5)	854,553
		$3,415,766
Senior Living / Life Care — 0.5%
$250	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.75%, 11/15/26	$253,135
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.875%, 11/15/36	1,014,840
		$1,267,975
Special Tax Revenue — 7.4%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,522,675
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	421,399
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	669,934
2,460	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	2,536,801

4

$1,810	Corona Public Financing Authority, 5.80%, 9/1/20	$1,812,389
1,060	Fairfield Improvement Bond Act 1915, (North Cordelia District), 7.375%, 9/2/18	1,096,231
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	611,256
2,120	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	2,226,975
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,460,573
2,300	Santa Margarita Water District, 6.20%, 9/1/20	2,455,480
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,010,390
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,020,820
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	939,906
		$18,784,829
Water and Sewer — 0.7%
$1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36 (1)(2)	$1,809,522
		$1,809,522
Total Tax-Exempt Investments — 110.2% (identified cost $257,534,951)		$280,776,929
Other Assets, Less Liabilities — (10.2)%		$(25,947,922)
Net Assets — 100.0%		$254,829,007

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 46.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 15.5% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $7,522,797 or 2.9% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/07	429 U.S. Treasury Bond	Short	$(48,974,881)	$(47,806,687)	$1,168,194

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $6,250,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $10,908 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $6,250,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open interest rate swap contracts of $22,175 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$232,572,835
Gross unrealized appreciation	$23,499,128
Gross unrealized depreciation	(86,701)
Net unrealized appreciation	$23,412,427

6

Eaton Vance Florida Municipals Fund                                                                                    as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.2%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 4.5%
$1,000	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$1,228,990
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	752,563
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,199,359
1,000	Halifax Medical Center, Prerefunded to 10/1/10, 7.25%, 10/1/24	1,135,650
1,100	Highlands County Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	1,209,186
1,250	Lakeland Hospital System, (Lakeland Regional Health System), Prerefunded to 11/15/12, 5.50%, 11/15/32	1,377,550
3,790	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	3,796,329
		$11,699,627
Health Care - Miscellaneous — 0.4%
$1,056	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$1,057,130
		$1,057,130
Hospital — 8.4%
$4,500	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$4,656,420
2,795	Cape Canaveral Hospital District, (Cape Canaveral Hospital, Inc.), 5.25%, 1/1/28	2,845,841
1,750	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	1,814,015
250	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	258,425
2,750	Jacksonville Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	2,954,078
4,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	4,412,080
2,200	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	2,315,830
2,500	West Orange Health Care District, 5.80%, 2/1/31	2,647,975
		$21,904,664
Housing — 1.1%
$1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$1,546,285
75	Florida Housing Finance Authority, 6.35%, 6/1/14	75,120

1

$525	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	$530,675
685	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	689,713
		$2,841,793
Housing-Multifamily — 0.8%
$1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	$2,040,840
		$2,040,840
Industrial Development Revenue — 1.9%
$2,459	Broward County, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,537,500
2,385	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,496,857
		$5,034,357
Insured-Electric Utilities — 2.0%
$5,125	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$5,267,731
		$5,267,731
Insured-Escrowed/Prerefunded — 7.3%
$9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	$10,427,848
3,835	Dade County, Professional Sports Franchise Facility, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23 (2)	1,923,789
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,754,496
		$19,106,133
Insured-General Obligations — 1.2%
$2,700	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)(4)	$3,139,407
		$3,139,407
Insured-Health Care Miscellaneous — 0.0%
$107	Osceola County Industrial Development Authority, Community Provider Pooled Loan-93 Program, (FSA), 7.75%, 7/1/10	$108,240
		$108,240
Insured-Hospital — 7.6%
$4,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$4,216,160
1,800	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,884,888

2

$9,560	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	$11,346,286
2,250	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,378,790
		$19,826,124
Insured-Housing — 1.2%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,004,800
		$3,004,800
Insured-Lease Revenue / Certificates of Participation — 1.4%
$3,300	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 12/1/19 (3)(4)	$3,702,732
		$3,702,732
Insured-Special Tax Revenue — 19.0%
$5,525	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$5,493,231
6,345	Dade County, Residual Certificates, (AMBAC), 5.00%, 10/1/35 (3)(4)	6,436,855
1,500	Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,199,655
2,990	Julington Creek Plantation Community Development District, (MBIA), 4.50%, 5/1/36	2,963,359
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	356,753
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,421,936
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	1,016,000
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,923,700
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,835,942
985	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	987,600
7,830	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/30 (3)(4)	8,247,104
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,838,840
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,809,156
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17 (2)	1,635,316
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,235,460
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	4,090,744
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,946,150
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,249,040
		$49,686,841

3

Insured-Transportation — 18.3%
$1,225	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	$1,225,196
8,750	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27 (2)(6)	8,757,175
8,700	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18 (3)(4)	9,066,676
7,680	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38 (3)(4)	8,051,174
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,583,260
7,500	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34	7,908,150
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	563,838
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	538,538
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,246,550
4,040	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	3,759,260
		$47,699,817
Insured-Water and Sewer — 16.8%
$3,520	Fort Lauderdale, Water and Sewer Revenue, (MBIA), 4.50%, 9/1/35	$3,518,662
10,000	Fort Myers Utility, (FGIC), 5.50%, 10/1/29 (3)(4)	10,535,700
5,415	Fort Myers Utility, (MBIA), 4.50%, 10/1/36	5,410,235
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,642,025
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,118,680
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	11,365,211
1,520	Tampa Bay Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36	1,511,260
4,181	Tampa Bay, Water Utility System, (FGIC), 4.75%, 10/1/27 (3)(4)	4,302,042
2,569	Tampa Bay, Water Utility System, (FGIC), 4.75%, 10/1/27 (3)(4)	2,607,663
		$44,011,478
Nursing Home — 3.0%
$4,210	Dade County Industrial Development Authority, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$4,218,420
3,500	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,644,445
		$7,862,865

4

Senior Living / Life Care — 3.5%
$500	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/21	$514,245
2,775	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/29	2,845,790
4,100	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42 (7)	4,110,906
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,772,173
		$9,243,114
Special Tax Revenue — 10.3%
$1,215	Concorde Estates Community Development District, 5.85%, 5/1/35	$1,279,128
265	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	269,410
1,185	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,209,624
710	Dupree Lakes Community Development District, 5.00%, 11/1/10	710,220
1,015	Dupree Lakes Community Development District, 5.375%, 5/1/37	1,020,339
980	Fishhawk Community Development District, 6.125%, 5/1/34	1,039,849
235	Gateway Services Community Development District, Special Assessment, 6.50%, 5/1/33	254,914
10	Heritage Harbor South Community Development District, (Capital Improvements), 5.40%, 11/1/08	10,021
665	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	710,639
485	Heritage Harbor South Community Development District, (Capital Improvements), 6.50%, 5/1/34	526,375
1,390	Heritage Springs Community Development District, 5.25%, 5/1/26	1,405,332
1,115	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,145,027
185	Longleaf Community Development District, 6.20%, 5/1/09	186,796
880	New River Community Development District, 5.00%, 5/1/13	875,081
360	New River Community Development District, 5.35%, 5/1/38	358,074
1,230	North Springs, Improvements District, (Heron Bay), 5.20%, 5/1/27	1,242,152
2,300	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,326,841
985	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	1,018,372
1,670	Sterling Hill Community Development District, 6.20%, 5/1/35	1,781,840
2,500	Tisons Landing Community Development District, 5.625%, 5/1/37	2,561,600

5

$2,895	University Square Community Development District, 6.75%, 5/1/20	$3,069,076
610	Vista Lakes Community Development District, 7.20%, 5/1/32	655,622
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	415,936
2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,971,225
		$27,043,493
Transportation — 1.0%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,493,589
		$2,493,589
Water and Sewer — 2.5%
$6,275	Jacksonville Electric Authority, Water and Sewer Revenue, 5.25%, 10/1/39	$6,527,381
		$6,527,381
Total Tax-Exempt Investments (identified cost $270,418,739)		$293,302,156

Short-Term Investments — 0.8%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Sarasota County Public Hospital Board (Sarasota Memorial Hospital), (AMBAC), Variable Rate, 4.00%, 7/1/37	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 113.0% (identified cost $272,418,739)		$295,302,156
Other Assets, Less Liabilities — (13.0%)		$(33,902,821)
Net Assets — 100.0%		$261,399,335

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

6

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 66.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 22.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $1,228,990 or 0.5% of the Fund’s net assets.

(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	When-issued security.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/07	461 U.S. Treasury Bond	Short	$(52,628,020)	$(51,372,688)	$1,255,332

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $6,500,000 In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $23,062 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $6,500,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open interest rate swap contracts of $11,344 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

7

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$237,941,517
Gross unrealized appreciation	$24,656,303
Gross unrealized depreciation	(40,664)
Net unrealized appreciation	$24,615,639

8

Eaton Vance Massachusetts Municipals Fund                                                                       as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments  —  111.3%

Principal Amount (000’s omitted)	Security	Value
Education — 17.1%
$ 2,190	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$ 2,273,505
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	6,176,170
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,039,290
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,056,880
1,700	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	1,796,832
4,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33	4,750,160
6,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	7,348,260
4,555	Massachusetts Health and Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	4,563,746
7,245	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/31	7,751,063
5,000	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/36	5,337,100
2,000	Massachusetts Industrial Finance Agency, (Belmont Hill School), 5.25%, 9/1/28	2,047,060
2,000	Massachusetts Industrial Finance Agency, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,053,920
		$ 46,193,986
Electric Utilities — 5.5%
$ 4,185	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$ 4,324,946
3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,960,650
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	8,646,466
		$ 14,932,062
Escrowed / Prerefunded — 11.0%
$ 7,000	Massachusetts Bay Transportation Authority, Prerefunded to 3/1/07, 5.00%, 3/1/27 (1)(2)	$ 7,085,697
830	Massachusetts Bay Transportation Authority, Variable Rate, Prerefunded to 3/1/07, 5.78%, 3/1/27 (3)(4)	850,345
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,836,400
		$ 29,772,442

Hospital — 6.8%
$ 1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	$ 1,079,280
1,500	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	1,504,365
2,600	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,820,610
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	1,083,520
4,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/08	3,771,720
9,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/09	8,170,560
		$ 18,430,055
Housing — 2.8%
$ 2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$ 1,985,540
1,350	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	1,384,938
4,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	4,125,520
		$ 7,495,998
Industrial Development Revenue — 0.8%
$ 2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$ 2,155,754
		$ 2,155,754
Insured-Education — 12.5%
$ 2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$ 2,980,525
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	6,052,100
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	7,083,300
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (1)(2)	6,475,160
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,976,484
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,060,800
3,120	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/33	3,627,187
1,000	Massachusetts Development Finance Agency, (Western New England College), (AGC), 5.00%, 9/1/33	1,054,240
2,300	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), (MBIA), 5.10%, 10/1/27 (1)(2)	2,364,745
		$ 33,674,541

2

Insured-Electric Utilities — 2.3%
$ 6,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)(2)	$ 6,337,660
		$ 6,337,660
Insured-Escrowed / Prerefunded — 0.9%
$ 2,000	Massachusetts Health and Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), Prerefunded to 10/1/11, 5.25%, 10/1/31 (5)	$ 2,136,180
200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	218,364
		$ 2,354,544
Insured-General Obligations — 4.4%
$ 560	Ashland, (AMBAC), 4.75%, 5/15/29	$ 582,943
6,000	Massachusetts, (AMBAC), 5.50%, 8/1/30 (1)(2)	7,256,896
1,000	Massachusetts, (AMBAC), Variable Rate, 8.175%, 8/1/30 (3)(6)	1,628,424
500	Plymouth, (MBIA), 5.25%, 10/15/20	531,065
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)(2)	1,395,292
610	Salisbury, (XLCA), 4.25%, 8/1/30	595,317
		$ 11,989,937
Insured-Hospital — 1.0%
$ 2,550	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 9.27%, 6/23/22 (4)	$ 2,718,708
		$ 2,718,708
Insured-Lease Revenue / Certificates of Participation — 3.7%
$ 7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$ 7,881,225
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)(2)	2,019,672
		$ 9,900,897
Insured-Other Revenue — 6.0%
$ 4,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$ 5,066,160
8,680	Massachusetts Development Finance Agency, (WGBH Foundation), (AMBAC), 5.75%, 1/1/42 (1)(2)	10,993,758
55	Massachusetts Health and Educational Facilities Authority, (Capital Assets), (MBIA), 7.20%, 7/1/09	55,148
		$ 16,115,066
Insured-Special Tax Revenue — 8.3%
$ 4,800	Martha’s Vineyard Land Bank, (AMBAC), 4.25%, 5/1/36	$ 4,662,480
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,058,760
4,620	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,868,233

3

$ 2,630	Massachusetts Bay Transportation Authority, Assessment Bonds, Sales Tax Revenue, (MBIA), 4.50%, 7/1/35	$ 2,630,920
7,500	Massachusetts Special Obligations Dedicated Tax Revenue, (FGIC), 5.50%, 1/1/30	9,073,200
		$ 22,293,593
Insured-Transportation — 8.3%
$ 19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$ 7,568,840
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,660,843
4,320	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)(2)	5,085,144
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,049,310
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	1,049,310
1,995	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36 (1)(2)	2,137,603
		$ 22,551,050
Nursing Home — 2.1%
$ 2,400	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$ 2,487,072
3,155	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,214,693
		$ 5,701,765
Other Revenue — 1.8%
$ 4,455	Puerto Rico Infrastructure Financing Authority, 5.50%, 4/1/27 (1)(2)	$ 4,782,873
		$ 4,782,873
Pooled Loans — 0.8%
$ 2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	$ 2,107,560
		$ 2,107,560
Senior Living / Life Care — 1.1%
$ 1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$ 1,262,913
1,785	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	1,841,781
		$ 3,104,694
Solid Waste — 1.2%
$ 3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$ 3,375,450
		$ 3,375,450

as

4

Special Tax Revenue — 0.6%
$ 1,310	Massachusetts Bay Transportation Authority, Special Assessment Revenue, 5.25%, 7/1/35	$ 1,538,556
		$ 1,538,556
Water and Sewer — 12.3%
$ 8,900	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$ 8,978,765
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,723,479
3,205	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/32	3,765,875
3,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	3,220,590
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	8,949,200
4,165	Massachusetts Water Resources Authority, 5.25%, 12/1/15	4,546,431
		$ 33,184,340
Total Tax-Exempt Investments (identified cost $278,752,914)		$ 300,711,531

Short-Term Investments — 4.8%

Principal Amount (000’s omitted)	Security	Value
$ 8,000	Massachusetts, Variable Rate, 3.96%, 1/1/21	$ 8,000,000
5,000	Massachusetts, Variable Rate, 3.96%, 3/1/26	5,000,000
Total Short-Term Investments (at amortized cost, $13,000,000)		$ 13,000,000
Total Investments — 116.1% (identified cost $291,752,914)		$ 313,711,531
Other Assets, Less Liabilities — (16.1)%		$ (43,473,059)
Net Assets — 100.0%		$ 270,238,472

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

5

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 40.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 15.1% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $2,478,769 or 0.9% of the Fund’s net assets.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/07	516 U.S. Treasury Bond	Short	$ (58,952,026)	$ (57,501,750)	$ 1,450,276

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $6,750,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $11,781 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $6,750,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open interest rate swap contracts of $23,948 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

6

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$ 259,774,351
Gross unrealized appreciation	$ 22,767,266
Gross unrealized depreciation	(86,587)
Net unrealized appreciation	$ 22,680,679

7

Eaton Vance Mississippi Municipals Fund                                                                             as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.1%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 1.3%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$250,032
		$250,032
Escrowed / Prerefunded — 12.1%
$500	Jones County, (South Central Regional Medical Center), Prerefunded to 12/1/07, 5.50%, 12/1/17	$508,125
2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	1,795,650
		$2,303,775
Hospital — 4.4%
$200	Mississippi Hospital Equipment and Facilities Authority, (Rush Medical Foundation), 6.00%, 1/1/22	$203,942
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	632,478
		$836,420
Housing — 0.7%
$80	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	$80,310
60	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	61,697
		$142,007
Industrial Development Revenue — 6.6%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$243,556
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	192,328
500	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	497,990
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	322,812
		$1,256,686
Insured-Bond Bank — 5.1%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$437,375
500	Mississippi Development Bank, (Hinds County Public Improvement), (FSA), 5.25%, 10/1/30	542,865
		$980,240

1

Insured-Education — 7.6%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$787,275
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	556,840
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	100,678
		$1,444,793
Insured-Electric Utilities — 7.3%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$785,632
250	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)(2)	264,351
300	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)(2)	341,782
		$1,391,765
Insured-Escrowed / Prerefunded — 9.2%
$600	Harrison County, Wastewater Management and Solid Waste, (FGIC), Prerefunded to 2/1/08, 4.75%, 2/1/27	$613,476
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), Prerefunded to 2/1/13, 5.00%, 2/1/28	268,057
180	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	184,428
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	159,532
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11, 5.00%, 3/1/21	530,280
		$1,755,773
Insured-General Obligations — 6.3%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$549,085
250	Mississippi, (FSA), 5.25%, 11/1/21 (1)(2)	286,168
100	Puerto Rico, (FSA), 5.125%, 7/1/30	104,932
220	Puerto Rico, (FSA), Variable Rate, 5.32%, 7/1/27 (3)(4)	260,410
		$1,200,595
Insured-Hospital — 14.3%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$751,343
530	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12 (5)	552,382
610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	651,126
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	264,505
500	Mississippi Hospital Equipment and Facilities Authority, (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13	503,325
		$2,722,681

2

Insured-Lease Revenue / Certificates of Participation — 3.5%
$600	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)(2)	$673,224
		$673,224
Insured-Special Tax Revenue — 1.6%
$300	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (1)(2)	$303,822
		$303,822
Insured-Transportation — 10.3%
$1,000	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$1,054,670
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	264,785
250	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	256,343
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	183,629
200	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	214,296
		$1,973,723
Insured-Water and Sewer — 8.1%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$317,697
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	518,500
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	449,098
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	263,408
		$1,548,703
Nursing Home — 1.3%
$290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$247,863
		$247,863
Other Revenue — 0.6%
$1,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$82,836
1,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	35,960
		$118,796
Water and Sewer — 2.8%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$268,068
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	267,868
		$535,936

3

Total Tax-Exempt Investments — 103.1% (identified cost $18,554,650)	$19,686,834
Other Assets, Less Liabilities — (3.1)%	$(600,479)
Net Assets — 100.0%	$19,086,355

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 71.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 24.3% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $260,410 or 1.4% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/07	17 U.S. Treasury Bond	Short	$(1,942,722)	$(1,894,438)	$48,284

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citigroup whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $450,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $785 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap with Morgan Stanley Capital Services Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.176% on the notional amount of $800,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is April 2, 2007. The value of the contract, which terminates April 2, 2037, is recorded as a payable for open interest rate swap contracts of $18,626 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$17,247,451
Gross unrealized appreciation	$1,341,013
Gross unrealized depreciation	(31,630)
Net unrealized appreciation	$1,309,383

5

Eaton Vance National Municipals Fund                                                                                  as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 117.6%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 0.6%
$25,530	Rickenbacker, OH, Port Authority, 5.375%, 1/1/32 (1)(2)	$28,635,725
		$28,635,725
Cogeneration — 1.2%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,292,867
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,203,090
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,195,620
4,200	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	4,199,958
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	5,000,000
		$59,891,535
Education — 2.0%
$12,390	California Educational Facilities Authority, (Stanford University), 5.35%, 6/1/27 (1)(2)	$12,681,000
7,230	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	7,631,699
22,035	Massachusetts Development Finance Agency, (Smith College), 5.00%, 7/1/35 (1)(2)	23,244,501
27,750	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	33,985,702
21,500	Vermont Educational and Health Buildings Finance Agency, (Middlebury College), 5.00%, 10/31/46	22,664,010
		$100,206,912
Electric Utilities — 3.2%
$13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$13,776,880
9,260	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	9,625,307
28,000	Long Island, NY, Power Authority, (Electric Systems Revenue), 5.00%, 9/1/35	29,638,280
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,118,200
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,154,150

$8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	$8,652,240
42,000	Salt River, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (1)(2)	44,108,232
42,000	Salt River, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (1)(2)	44,108,232
		$157,181,521
Escrowed / Prerefunded — 6.3%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,147,216
24,130	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Prerefunded to 12/1/09, 6.50%, 6/1/29 (1)(2)	26,187,000
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (3)	1,843,485
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,726,019
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22 (4)	109,388,743
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,663,937
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	49,589,306
6,625	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	7,376,341
5,675	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,102,725
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	71,826,000
11,925	North Miami, FL, Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	11,944,915
6,000	Tri-County, OR, Metropolitan Transportation District, Prerefunded to 8/1/09, 5.00%, 8/1/19 (1)(2)	6,213,930
3,725	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	4,026,054
		$309,035,671
General Obligations — 5.2%
$35,000	California, 4.75%, 6/1/35	$35,717,150
57,700	California, 4.75%, 9/1/35	58,966,515
16,000	California, 5.25%, 11/1/29	17,111,360
20,000	California, 5.25%, 2/1/30 (4)	21,050,800
9,875	California, 5.50%, 11/1/33	10,827,345
38,000	Georgia, 1.00%, 3/1/26	21,541,440
13,015	New York City, NY, 5.25%, 6/1/28 (1)(2)	13,840,776

$1,190	New York City, NY, 5.25%, 6/1/28 (1)(2)	$1,265,531
20,280	New York, NY, 4.25%, 1/1/29 (6)	19,535,318
29,910	New York, NY , 4.25%, 1/1/27 (6)	28,911,305
15,000	North Carolina, 3.00%, 3/1/28	12,188,850
10,750	South Carolina, 3.00%, 8/1/21	9,358,627
10,000	South Carolina, 3.00%, 8/1/22	8,590,600
		$258,905,617
Health Care - Miscellaneous — 0.1%
$2,348	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	$2,507,196
2,515	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	2,620,041
		$5,127,237
Hospital — 13.3%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39 (1)(2)	$35,745,514
14,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	14,486,640
30,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	31,731,285
12,500	California Health Facilities Financing Authority, (Kaiser Permanente), 5.25%, 4/1/39	13,288,000
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,496,990
17,295	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	18,011,705
45,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	47,278,140
77,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	82,170,925
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	7,322,017
15,330	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	15,661,894
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	15,028,697
33,235	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	32,546,038
4,000	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	4,165,760
9,500	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	10,016,325

$27,775	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	$28,711,017
12,975	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	13,074,778
25,520	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/39	26,334,088
82,080	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36 (1)(2)	86,356,915
17,435	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	18,344,235
26,730	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	27,701,368
24,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 12/1/31	25,314,720
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,885,595
44,055	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (1)(2)	45,640,833
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,112,400
3,075	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (7)	90,405
25,000	Rochester, MN, Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27 (1)(2)	25,808,250
11,250	University of Kansas Hospital Authority, 4.50%, 9/1/32	10,940,400
		$657,264,934
Housing — 1.9%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	$3,066,360
7,050	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	5,999,479
7,610	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	7,615,175
8,910	California Housing Finance Agency, (AMT), 4.95%, 8/1/36	9,073,766
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (3)	16,790,080
9,100	Lake Creek, CO, (Affordable Housing Corp.), Multifamily Housing, 6.25%, 12/1/23	9,547,902
14,750	Nebraska Investment Finance Authority, (Single Family Housing), (AMT), 4.70%, 9/1/21	14,984,377
14,995	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,445,600
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,596,163
		$93,118,902

Housing-Multifamily — 0.2%
$10,770	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.85%, 8/15/31	$12,437,627
		$12,437,627
Industrial Development Revenue — 13.9%
$6,960	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,764,298
10,260	Bedford County, VA, Industrial Development Authority, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,681,994
2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,373,255
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,097,795
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,259,840
5,000	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (American Airlines), 7.25%, 11/1/30	5,075,500
61,250	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	63,363,125
13,290	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	13,490,014
3,500	Effingham County, GA, Industrial Development Authority, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,716,790
6,290	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,473,165
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	32,309,400
178,115	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	206,688,208
42,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)(2)	48,737,780
98,100	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)(2)	113,837,529
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,072,400
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	10,233,300
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,349,500
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	3,581,550
5,025	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	5,032,537
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	19,433,156
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	6,136,564

$10,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	$11,462,200
7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.50%, 8/1/16	8,378,860
15,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.75%, 8/1/31	18,437,100
29,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	35,608,230
12,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	14,893,000
2,567	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,342,424
1,159	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,111,721
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,152,800
		$687,094,035
Insured-Education — 3.1%
$15,045	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$14,887,027
23,120	New Jersey Educational Facility Authority, (Montclair State University), (MBIA), 4.25%, 7/1/30	22,479,807
25,000	New Jersey Educational Facility Authority, (Montclair State University), (MBIA), 4.25%, 7/1/34	24,249,750
28,695	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	28,725,417
16,335	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Authority, (University of Puerto Rico), (MBIA), 5.50%, 7/1/33 (1)(2)	16,886,739
10,000	University of Alabama, (XLCA), 4.50%, 7/1/36	9,911,200
22,675	University of California, (MBIA), 4.75%, 5/15/33	23,421,914
13,345	University of California, (MBIA), 4.75%, 5/15/37	13,766,569
		$154,328,423
Insured-Electric Utilities — 3.3%
$7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$8,063,250
14,645	Intermountain Power Agency, UT, (MBIA), 5.75%, 7/1/19 (1)(2)	15,083,618
33,915	Lincoln, NE, Electric System, (FSA), 4.75%, 9/1/35	34,748,970
6,890	Long Island, NY, Power Authority, (Electric Systems Revenue), (MBIA), 4.25%, 5/1/28	6,752,200
20,000	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37	20,245,600

$18,000	Sacramento, CA, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28 (1)(2)	$18,755,400
59,275	Springfield, MO, Public Utility, (FGIC), 4.50%, 8/1/36	59,128,591
		$162,777,629
Insured-Escrowed / Prerefunded — 3.9%
$18,450	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33 (1)(2)	$20,927,651
78,360	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36 (1)(2)	88,882,964
7,355	Intermountain Power Agency, UT, (MBIA), Prerefunded to 7/1/07, 5.75%, 7/1/19 (1)(2)	7,575,282
19,000	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.00%, 1/1/20 (1)(2)	20,744,390
41,010	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23 (1)(2)	46,514,362
10,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, 5.20%, 6/15/19 (1)(2)	10,386,600
		$195,031,249
Insured-General Obligations — 7.8%
$695	California, (AMBAC), 4.375%, 3/1/31	$683,748
34,955	California, (AMBAC), 5.00%, 2/1/28 (1)(2)	39,598,242
9,900	California, (AMBAC), Variable Rate, 7.368%, 5/1/26 (3)(8)	11,913,264
49,000	California, (FSA), 4.50%, 9/1/36	49,169,050
12,000	California, (MBIA), 4.75%, 3/1/31	12,384,720
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	7,507,367
50,985	Detroit, MI, School District, (FSA), 5.25%, 5/1/32	59,856,390
4,450	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,643,082
20,000	Georgia, (MBIA), 2.00%, 9/1/24	14,376,000
10,000	Madison Borough, NJ, Board of Education, (MBIA), 4.75%, 7/15/35	10,329,600
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	9,305,000
20,000	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.50%, 10/1/36	19,885,000
32,340	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)(2)	38,659,559
41,095	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/30	41,142,670
67,110	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	66,733,513
		$385,187,205

Insured-Hospital — 1.1%
$15,210	Maryland Health and Higher Educational Facilities Authority, (Medlantic), (AMBAC), 5.25%, 8/15/38 (1)(2)	$17,945,671
7,835	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,206,457
9,395	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	9,252,760
13,500	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.625%, 10/1/34	13,520,115
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,262,550
		$54,187,553
Insured-Housing — 0.9%
$40,496	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (1)(2)	$42,711,332
		$42,711,332
Insured-Lease Revenue / Certificates of Participation — 1.5%
$4,115	Gloucester County, NJ, Improvements Authority, (MBIA), 4.75%, 9/1/30	$4,258,202
52,000	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	51,901,720
20,040	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	20,095,110
		$76,255,032
Insured-Miscellaneous — 0.1%
$25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	$4,234,750
		$4,234,750
Insured-Other Revenue — 6.4%
$67,295	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	$70,908,069
25,470	New York City, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	26,216,271
60,045	New York City, NY, Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	60,190,909
99,980	New York City, NY, Industrial Development Agency, (Yankee Stadium), (FGIC), 5.00%, 3/1/46	106,000,796
50,475	New York City, NY, Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	51,875,681
		$315,191,726
Insured-Ports — 0.7%
$37,115	Alabama State Dock Authority, (MBIA), (AMT), 4.50%, 10/1/36	$36,179,331
		$36,179,331

Insured-Special Tax Revenue — 4.1%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,583,713
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	14,652,225
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,510,100
78,605	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	80,658,949
9,645	Massachusetts Bay Transportation Authority, Assessment Bonds, Sales Tax Revenue, (MBIA), 4.50%, 7/1/35	9,648,376
32,330	Metropolitan Transportation Authority, NY, (MBIA), 4.50%, 11/15/36	32,418,261
11,495	Miami-Dade County, FL, Transit Sales Surtax Revenue, (XLCA), 4.75%, 7/1/36	11,809,273
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	29,934,380
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	6,079,919
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,560,380
		$200,855,576
Insured-Transportation — 10.1%
$29,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45 (4)	$31,005,708
10,000	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	10,479,400
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36 (9)	47,476,707
5,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.625%, 11/1/21	5,350,550
10,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), (AMT), 5.50%, 11/1/17 (1)(2)	10,886,543
12,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (MBIA), (AMT), 5.50%, 11/1/19 (1)(2)	13,063,320
2,500	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.50%, 11/1/20	2,659,400
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,298,300
25,720	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/38	5,615,962
5,450	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	5,453,815
75,300	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36 (1)(2)	79,197,152
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,312,720
19,240	Miami-Dade County, FL, Aviation, (Miami International Airport), (XLCA), (AMT), 5.00%, 10/1/37	20,174,102
7,410	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	7,306,260
64,670	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	64,562,648
7,485	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 4/1/25	7,515,090

$38,020	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 9/1/29	$38,017,719
7,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/35	7,415,030
21,210	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	22,357,249
3,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	3,160,290
27,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.00%, 7/1/32 (1)(2)	28,261,350
24,200	Regional Transportation Authority, IL, (MBIA), 4.50%, 7/1/35	24,065,206
12,480	South Jersey, NJ, Transportation Authority, (FGIC), 4.50%, 11/1/35	12,538,157
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	14,208,888
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	25,560,000
		$500,941,566
Insured-Water and Sewer — 7.2%
$11,915	Atlanta, GA, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$12,185,828
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,615,023
80,000	Detroit, MI, Water Supply System, (FSA), 5.00%, 7/1/33	84,940,800
25,335	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	25,205,031
21,750	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	21,488,348
10,100	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	9,701,959
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	3,184,426
6,465	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32	6,466,875
12,915	Los Angeles, CA, Wastewater System, (MBIA), 4.50%, 6/1/29	13,009,150
57,175	Los Angeles, CA, Wastewater System, (MBIA), 4.75%, 6/1/35 (1)(2)	59,241,076
20	Los Angeles, CA, Wastewater System, (MBIA), 4.75%, 6/1/35	20,723
31,360	San Francisco, CA, City and County Public Utilities Commission Water Revenue, (FSA), 4.25%, 11/1/33	30,405,402
14,255	San Francisco, CA, City and County Public Utilities Commission Water Revenue, (FSA), 4.75%, 11/1/36	14,815,649
17,800	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	17,913,742
32,885	Seattle WA, Water Systems Revenue, (FSA), 4.50%, 2/1/37	32,749,514
20,805	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	18,904,047
		$355,847,593
Lease Revenue / Certificates of Participation — 3.0%
$142,955	Hudson, NY, Infrastructure Corp., 5.00%, 2/15/47	$151,263,545
		$151,263,545

Nursing Home — 1.1%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	$3,622,049
9,490	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	9,795,104
2,370	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), 8.875%, 9/1/14	2,375,475
12,965	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,210,298
11,420	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,760,674
10,675	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,692,294
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,651,165
2,125	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,130,376
		$55,237,435
Other Revenue — 7.9%
$20,935	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (3)	$22,528,991
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20 (3)	10,997,700
71,985	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	74,814,730
20,000	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/33 (1)(2)	22,130,800
21,900	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/43 (1)(2)	24,180,447
22,600	Golden State Tobacco Securitization Corp., CA, 5.625%, 6/1/38 (1)(2)	25,113,685
12,000	Non-Profit Preferred Funding Trust, Various States, Series B, 4.47%, 9/15/37	11,949,120
19,000	Non-Profit Preferred Funding Trust, Various States, Series C, 4.72%, 9/15/37	18,919,630
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	2,023,767
56,530	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	57,208,925
20,000	Tennessee Energy Acquisition Corp., 5.25%, 9/1/26 (1)(2)	22,690,400
10,885	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	12,479,653
41,400	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39 (1)(2)	47,465,100
36,000	Tobacco Settlement Financing Corp., VA, 5.625%, 6/1/37 (1)(2)	38,553,720
2,275	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	2,312,902
		$393,369,570

Senior Living / Life Care — 1.3%
$3,940	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$4,074,551
9,380	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,782,027
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (5)	5,504,524
6,680	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12 (5)	5,660,632
1,000	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	1,000,860
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25 (5)	6,134,338
800	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 9.00%, 1/1/12 (7)	135,992
12,590	North Miami, FL, Health Care Facilities Revenue, (Imperial Club), 6.125%, 1/1/42 (6)	12,623,489
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23 (10)	7,654,438
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (10)	10,474,392
		$63,045,243
Special Tax Revenue — 0.8%
$6,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$6,328,500
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	10,829,400
1,815	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,953,593
13,250	New York State Dormitory Authority, 5.00%, 3/15/36	14,158,288
4,230	University Square, FL, Community Development District, 6.75%, 5/1/20	4,484,350
		$37,754,131
Transportation — 0.6%
$30,845	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	$31,455,731
		$31,455,731
Water and Sewer — 4.8%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$24,753,487
52,030	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/37	51,772,452
121,150	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33 (1)(2)	125,016,623

$23,625	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/38	$24,341,783
10,250	New York State Environmental Facilities Corp., 4.75%, 6/15/35	10,614,592
		$236,498,937
Total Tax-Exempt Investments (identified cost $5,495,559,984)		$5,821,253,273

Short-Term Investments — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
$6,000	Connecticut Health and Educational Facilties Authority, (Yale University), Variable Rate, 3.73%, 7/1/36	$6,000,000
8,700	Illinois, 4.00%, 10/1/33	8,700,000
10,000	North Carolina Educational Facilities Finance Agency, (Duke University), Variable Rate, 3.92%, 6/1/27	10,000,000
Total Short-Term Investments (at amortized cost, $24,700,000)		$24,700,000
Total Investments — 118.1% (identified cost $5,520,259,984)		$5,845,953,273
Other Assets, Less Liabilities — (18.1)%		$(896,010,051)
Net Assets — 100.0%		$4,949,943,222

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At December 31, 2006, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	22.2%
New York	28.8%
Others, representing less than 10% individually	67.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31,

2006, 42.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 11.4% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $64,073,520 or 1.3% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)	Security is in default and making only partial interest payments.
(6)	When-issued security.
(7)	Defaulted bond.
(8)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(9)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(10)	Security is in default with respect to principal payments.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
03/07	18,000 U.S. Treasury Bond	Short	$(2,050,134,195)	$(2,005,875,000)	$44,259,195

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,608,259,483
Gross unrealized appreciation	$348,549,884
Gross unrealized depreciation	(13,337,044)
Net unrealized appreciation	$335,212,840

Eaton Vance New York Municipals Fund                                                                                as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.6%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.0%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23 (1)	$4,241,032
		$4,241,032
Education — 16.2%
$3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	$3,210,144
900	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	944,496
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	2,197,206
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	10,102,590
3,090	New York Dormitory Authority, (City University), 7.50%, 7/1/10	3,301,418
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,686,560
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19 (2)	20,669,397
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,397,707
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,267,500
		$69,777,018
Electric Utilities — 4.6%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,573,110
3,100	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	3,277,630
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 9.615%, 7/1/26 (3)	2,650,700
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,253,650
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,118,680
4,900	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,123,685
		$19,997,455

1

Escrowed / Prerefunded — 4.3%
$3,500	Metropolitan Transportation Authority, Prerefunded to 11/15/13, 5.25%, 11/15/13	$3,832,185
2,415	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	2,602,766
2,185	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	2,284,986
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	9,940,741
		$18,660,678
General Obligations — 3.9%
$8,410	New York City, 4.25%, 1/1/28 (4)	$8,120,696
2,250	New York City, 5.25%, 8/15/26	2,414,092
5,755	New York City, 5.25%, 9/15/33	6,130,801
		$16,665,589
Health Care-Miscellaneous — 0.2%
$360	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$361,411
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	118,529
80	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	86,203
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	177,794
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	156,243
		$900,180
Hospital — 9.4%
$1,040	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$1,093,165
3,170	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	3,327,803
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	3,047,460
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,383,025
685	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	720,209
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,715,055
11,490	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (5)(6)	11,903,600

2

$2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	$2,110,940
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,817,705
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,028,100
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,334,700
		$40,481,762
Housing — 4.7%
$3,500	New York City Housing Development Corp., (AMT), 4.70%, 11/1/40	$3,488,590
10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	10,768,657
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,873,365
		$20,130,612
Industrial Development Revenue — 8.0%
$7,995	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (5)(6)	$9,277,585
3,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	4,011,770
6,600	New York City Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	6,858,918
10,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	10,708,215
1,965	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	2,084,786
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,667,200
		$34,608,474
Insured-Education — 7.5%
$5,000	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$5,800,000
12,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27 (5)(6)	15,272,875
9,205	New York Dormitory Authority, (Yeshiva University), (AMBAC), 5.50%, 7/1/35 (7)	11,156,644
		$32,229,519

3

Insured-Electric Utilities — 2.2%
$1,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (5)(6)	$1,584,413
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.39%, 7/1/29 (8)(9)	1,753,245
6,000	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (5)(6)	6,191,320
		$9,528,978
Insured-Escrowed / Prerefunded — 5.9%
$15,135	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/19, 5.75%, 7/1/29 (5)(6)	$16,053,947
16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	6,204,920
3,013	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25% (5)(6)	3,255,520
		$25,514,387
Insured-General Obligations — 0.7%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$792,582
675	Jamestown, (AMBAC), 7.10%, 3/15/12	786,713
675	Jamestown, (AMBAC), 7.10%, 3/15/13	800,766
515	Jamestown, (AMBAC), 7.10%, 3/15/14	623,016
		$3,003,077
Insured-Lease Revenue / Certificates of Participation — 2.6%
$10,000	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$9,981,100
1,086	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (5)(6)	1,158,958
		$11,140,058
Insured-Other Revenue — 5.6%
$4,000	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$4,198,680
12,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	12,351,600
6,060	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	6,074,726
1,500	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,541,625
		$24,166,631
Insured-Solid Waste — 1.0%
$4,495	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09 (7)	$4,496,214
		$4,496,214

4

Insured-Special Tax Revenue — 4.8%
$3,850	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,946,828
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	3,062,025
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,791,798
15,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	4,241,100
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	1,065,843
3,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00% (5)(6)	3,585,885
		$20,693,479
Insured-Transportation — 4.3%
$3,165	Monroe County Airport Authority, (MBIA), (AMT), 7.44%, 1/1/19 (3)(8)	$4,127,666
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29 (5)(6)	3,665,253
6,065	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	6,054,932
4,650	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	4,898,450
		$18,746,301
Insured-Water and Sewer — 0.6%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,667,175
		$2,667,175
Lease Revenue / Certificates of Participation — 8.1%
$2,500	Hudson Yards Infrastructure Corp., 5.00%, 2/15/47	$2,645,300
27,940	New York Urban Development Corp., 5.70%, 4/1/20	32,375,196
		$35,020,496
Other Revenue — 5.5%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,111,380
5,520	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/26	5,800,858
4,270	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/36	4,487,258
10,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (5)(6)	11,284,245
		$23,683,741

5

Senior Living / Life Care — 0.8%
$2,670	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12 (10)	$2,262,558
800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	823,984
550	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	563,497
		$3,650,039
Special Tax Revenue — 0.9%
$3,750	New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/36	$4,007,063
		$4,007,063
Transportation — 6.6%
$9,000	Metropolitan Transportation Authority, 5.00%, 11/15/35	9,491,040
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	3,046,650
7,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33 (5)(6)	7,710,960
8,050	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	8,209,390
		$28,458,040
Water and Sewer — 4.2%
$3,755	New York City Municipal Water Finance Authority, 4.50%, 6/15/37	$3,736,413
6,760	New York City Municipal Water Finance Authority, 4.75%, 6/15/38	6,965,098
3,250	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	3,266,120
4,300	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	4,304,859
		$18,272,490
Total Tax-Exempt Investments — 113.6% (identified cost $456,439,774)		$490,740,488
Other Assets, Less Liabilities — (13.6)%		$(58,683,829)
Net Assets — 100.0%		$432,056,659

6

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 31.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 15.5% of total investments.

(1)	Security is in bankruptcy but continues to make full interest payments.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(4)	When-issued security.
(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(7)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $5,880,911 or 1.4% of the Fund’s net assets.

(9)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(10)	Security is in default and making only partial interest payments.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/07	804 U.S. Treasury Bond	Short	$(91,879,313)	$(89,595,750)	$2,283,563

7

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $10,600,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $18,500 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Morgan Stanley Capital Services Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.176% on the notional amount of $16,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is April 2, 2007. The value of the contract, which terminates April 2, 2037, is recorded as a payable for open interest rate swap contracts of $372,525 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$400,381,423
Gross unrealized appreciation	$35,471,815
Gross unrealized depreciation	(500,750)
Net unrealized appreciation	$34,971,065

8

Eaton Vance Ohio Municipals Fund                                                                                         as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.8%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.8%
$2,005	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,036,298
		$2,036,298
Education — 2.9%
$550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	$676,879
471	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.25%, 10/1/29 (3)(4)	484,058
3,250	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 5.77%, 10/1/29 (1)(2)	3,542,630
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,733,250
		$7,436,817
Electric Utilities — 0.8%
$1,825	Clyde Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,906,723
		$1,906,723
Escrowed / Prerefunded — 4.4%
$4,779	Ohio Higher Educational Facilities Authority, (Oberlin College), Prerefunded to 10/1/09, 5.25%, 10/1/29 (3) (4)	$5,002,297
4,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	4,423,825
1,670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,842,494
		$11,268,616
General Obligations — 1.0%
$2,000	Ohio, (Common Schools), 4.50%, 9/15/23	$2,034,940
580	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	581,322
		$2,616,262
Hospital — 5.8%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,449,400
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	520,720
2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	2,477,722

1

$3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	$3,211,740
2,000	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	2,119,660
1,250	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	1,324,937
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	2,651,150
830	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	900,840
		$14,656,169
Housing — 1.7%
$4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36	$4,207,840
		$4,207,840
Industrial Development Revenue — 4.9%
$3,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$4,010,573
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	2,998,433
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,203,530
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,257,240
		$12,469,776
Insured-Education — 3.7%
$1,500	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	$1,607,205
2,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, (MBIA), 5.00%, 7/1/33 (3)(4)	2,173,605
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,381,460
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,166,400
		$9,328,670
Insured-Electric Utilities — 13.1%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	$2,027,900
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	2,065,760
7,430	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	7,638,411
9,881	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26 (3)(4)	10,247,489

2

$1,150	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), Variable Rate, 5.87%, 5/1/26 (1)(5)	$1,277,822
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,309,770
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,043,150
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,889,930
3,000	Ohio Water Development Authority, (Fresh Water Improvement), (FGIC), 4.80%, 1/1/34	3,079,860
2,700	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (3)(4)	2,786,094
		$33,366,186
Insured-Escrowed / Prerefunded — 5.7%
$1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	$1,367,488
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), Prerefunded to 12/1/13, 5.00%, 12/1/31	1,080,940
495	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	510,395
1,475	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,629,300
3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30 (6)	3,317,070
1,300	Minerva Local School District, (Classroom Facility), (MBIA), Prerefunded to 12/1/12, 5.30%, 12/1/29	1,413,633
800	Norwalk City School District, (AMBAC), Prerefunded to 12/1/09, 4.75%, 12/1/26	825,840
4,000	University of Akron, (FGIC), Prerefunded to 1/1/10, 5.75%, 1/1/29	4,274,700
		$14,419,366
Insured-General Obligations — 28.6%
$1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	$1,590,780
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	798,825
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	1,115,710
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,539,538
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32	4,858,200
4,000	Fairview Park, (MBIA), 5.00%, 12/1/25	4,283,600
1,000	Gallia County Local School District, (FSA), 4.75%, 12/1/25	1,043,590
3,000	Gallia County Local School District, (FSA), 5.00%, 12/1/30	3,207,960
2,890	Hilliard School District, (MBIA), 5.00%, 12/1/27	3,106,288

3

$1,975	Ironton City School District, (MBIA), 4.25%, 12/1/28	$1,929,457
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,259,721
2,000	Lakota School District, (FGIC), 5.25%, 12/1/26	2,324,440
1,815	Little Miami School District, (FSA), 5.00%, 12/1/34	1,938,620
3,505	Mahoning County, (FSA), 5.00%, 12/1/27	3,778,776
1,065	Marysville Exempt Village School District, (FSA), 4.375%, 12/1/29	1,058,866
5,500	Marysville Exempt Village School District, (FSA), 5.00%, 12/1/29 (6)	5,864,485
3,780	New Albany Plain Local School District, (MBIA), 4.25%, 12/1/28	3,677,827
7,400	Olentangy School District, (FSA), 4.50%, 12/1/32	7,420,350
3,695	Olentangy School District, (FSA), 5.00%, 12/1/21	3,990,120
1,000	Painesville City School District, (MBIA), 4.75%, 12/1/32	1,029,660
1,620	Painesville City School District, (MBIA), 5.00%, 12/1/24	1,729,852
2,165	Pickerington Local School District, (MBIA), 4.00%, 12/1/26	2,057,724
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), 0.00%, 12/1/16	1,007,850
1,500	South-Western City School District, (FSA), 4.25%, 12/1/26	1,471,275
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,076,560
3,000	Trotwood-Madison City School District, (FSA), 4.50%, 12/1/30	3,013,020
5,000	Westerville City School District, (XLCA), 5.00%, 12/1/27	5,586,550
		$72,759,644
Insured-Hospital — 2.3%
$1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children’s Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,070,430
500	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	515,550
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,356,485
2,845	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	2,986,311
		$5,928,776
Insured-Lease Revenue / Certificates of Participation — 1.0%
$1,195	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.00%, 5/1/22	$1,276,248
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.25%, 5/1/21	1,361,669
		$2,637,917
Insured-Special Tax Revenue — 7.3%
$5,000	Hamilton County, Sales Tax Revenue, (AMBAC), 4.25%, 12/1/32	$4,840,200
3,000	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	3,150,330
2,490	Hamilton County, Sales Tax Revenue, (MBIA), 5.00%, 12/1/27	2,563,779
4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,791,283

4

$5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$1,478,950
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	151,896
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28 (3)(4)	4,610,424
		$18,586,862
Insured-Transportation — 6.7%
$7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24 (7)	$8,268,610
5,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	5,885,550
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,860,050
		$17,014,210
Insured-Water and Sewer — 1.1%
$1,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,529,820
1,060	Toledo, Waterworks, (MBIA), 5.00%, 11/15/25	1,134,825
		$2,664,645
Nursing Home — 4.1%
$1,290	Cuyahoga County Health Care Facilities, (Maple Care Center) (GNMA), (AMT), 8.00%, 8/20/16	$1,391,884
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,304,292
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	7,825,977
		$10,522,153
Other Revenue — 3.8%
$9,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (3)(4)	$9,672,210
		$9,672,210
Pooled Loans — 5.0%
$750	Cleveland-Cuyahoga County Port Authority, 5.125%, 5/15/25	$766,320
800	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	806,576
250	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	250,713
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,500,062

5

$675	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	$677,018
7,330	Rickenbacker Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	8,221,695
425	Toledo Lucas County, Port Authority Development, 5.125%, 11/15/25	431,486
		$12,653,870
Senior Living / Life Care — 0.4%
$1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	$1,002,090
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,092
		$1,042,182
Special Tax Revenue — 1.5%
$2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$2,199,740
1,405	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,578,082
		$3,777,822
Water and Sewer — 2.1%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23 (8)	$3,058,890
2,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	2,169,380
		$5,228,270
Total Tax-Exempt Investments — 108.8% (identified cost $259,351,856)		$276,201,284
Other Assets, Less Liabilities — (8.8)%		$(22,223,277)
Net Assets — 100.0%		$253,978,007

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 64.0% of total investments are backed by bond insurance of various financial institutions and

6

financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 17.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $1,761,880 or 0.7% of the Fund’s net assets

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(8)	When-issued security.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/07	245 U.S. Treasury Bond	Short	$(27,690,201)	$(27,302,188)	$388,013

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $5,800,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open interest rate swap contracts of $20,578 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$235,769,217
Gross unrealized appreciation	17,293,944
Gross unrealized depreciation	(198,171)
Net unrealized appreciation	$17,095,773

7

Eaton Vance Rhode Island Municipals Fund                                                                          as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.3%

Principal Amount (000’s omitted)	Security	Value

Education — 6.1%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$512,755
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,156,257
400	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Brown University), 5.00%, 9/1/23	418,260
500	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	521,025
		$3,608,297
Electric Utilities — 2.5%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (1)(2)	$1,050,734
400	Puerto Rico Electric Power Authority,Variable Rate, 5.371%, 7/1/29 (3)(4)	440,579
		$1,491,313
Escrowed / Prerefunded — 1.9%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,140,210
		$1,140,210
General Obligations — 0.3%
$225	Puerto Rico, 0.00%, 7/1/16	$152,982
		$152,982
Hospital — 0.9%
$500	Rhode Island Health and Educational Building Corp., (Newport Hospital), 5.30%, 7/1/29	$515,300
		$515,300
Housing — 3.3%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$911,160
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	1,021,860
		$1,933,020
Industrial Development Revenue — 1.7%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$998,820
		$998,820

1

Insured-Education — 15.4%
$2,145	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,226,810
900	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	952,857
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,063,430
1,575	Rhode Island Health and Educational Building Corp., (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,619,005
1,000	Rhode Island Health and Educational Building Corp., (Providence College), (XLCA), 5.00%, 11/1/24	1,047,980
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,677,312
500	Rhode Island Health and Educational Building Corp., (Roger Williams College), (AMBAC), 5.00%, 11/15/24	518,500
		$9,105,894
Insured-Electric Utilities — 4.6%
$1,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)(2)	$1,056,558
975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	649,799
900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)(2)	1,025,346
		$2,731,703
Insured-Escrowed / Prerefunded — 10.5%
$1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25 (5)	$1,069,400
1,000	Providence, Prerefunded to 1/15/11, (FGIC), 5.00%, 1/15/26	1,059,150
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (FSA), 5.75%, 8/1/21	276,276
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	527,510
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,108,040
500	Rhode Island Health and Educational Building Corp., (Rhode Island College), Prerefunded to 9/15/10, (AMBAC), 5.625%, 9/15/30	538,415
500	Rhode Island Health and Educational Building Corp., (University of Rhode Island), Prerefunded to 9/15/09, (MBIA), 5.50%, 9/15/19	529,440
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), Prerefunded to 9/15/10, (AMBAC), 5.70%, 9/15/30	1,079,410
		$6,187,641

2

Insured-General Obligations — 4.8%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$641,856
500	Puerto Rico, (FSA), Variable Rate, 5.32%, 7/1/27 (3)(6)	591,840
600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	625,566
575	Warwick, (AMBAC), 5.00%, 7/15/21	606,838
350	Woonsocket, (AMBAC), 5.00%, 3/1/35	369,551
		$2,835,651
Insured-Hospital — 5.1%
$1,900	Rhode Island Health and Educational Building Corp., (Lifespan), (MBIA), 5.25%, 5/15/26	$1,946,607
1,000	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	1,056,750
		$3,003,357
Insured-Housing — 2.6%
$455	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	$465,124
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,033,960
		$1,499,084
Insured-Lease Revenue / Certificates of Participation — 4.4%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$719,277
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,054,190
800	Rhode Island Health and Educational Building Corp., (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	841,584
		$2,615,051
Insured-Pooled Loans — 0.9%
$500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	$519,095
		$519,095
Insured-Solid Waste — 1.3%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$776,535
		$776,535
Insured-Special Tax Revenue — 15.2%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,483,287
2,010	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (1)(2)	2,035,607
265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	104,702

3

$1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$536,256
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	418,356
1,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.00%, 7/1/28 (1)(2)	1,229,446
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	719,660
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,063,120
350	Virgin Islands Public Finance Authority, (Gross Receipts Taxes), (FGIC), 4.25%, 10/1/29	344,708
		$8,935,142
Insured-Transportation — 8.3%
$1,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)(2)	$1,765,675
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,049,310
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,046,460
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	1,057,750
		$4,919,195
Insured-Water and Sewer — 8.5%
$3,350	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/27	$3,555,087
1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/28	1,060,480
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	382,088
		$4,997,655
Nursing Home — 4.8%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$538,490
1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	1,296,216
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	1,014,090
		$2,848,796
Other Revenue — 3.3%
$250	Central Falls Detention Facility Revenue, 7.25%, 7/15/35	$281,558
1,545	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/23 (1)(2)	1,660,396
		$1,941,954

4

Special Tax Revenue — 0.9%
$500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	$543,890
		$543,890
Total Tax-Exempt Investments — 107.3% (identified cost $59,732,191)		$63,300,585
Other Assets, Less Liabilities — (7.3)%		$(4,297,415)
Net Assets — 100.0%		$59,003,170

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 76.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 28.7% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $1,032,419 or 1.7% of the Fund’s net assets.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.

5

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/07	91 U.S. Treasury Bond	Short	$(10,385,299)	$(10,140,813)	$244,486

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citigroup whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,450,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $2,531 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,450,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD- BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open interest rate swap contracts of $5,144 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$53,779,042
Gross unrealized appreciation	$3,614,751
Gross unrealized depreciation	(8,208)
Net unrealized appreciation	$3,606,543

6

Eaton Vance West Virginia Municipals Fund                                                                         as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.5%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$781,477
		$781,477
Electric Utilities — 1.7%
$500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	$517,370
		$517,370
Escrowed / Prerefunded — 12.8%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,671,600
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,270,523
		$3,942,123
Insured-Education — 10.9%
$750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$790,785
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	469,915
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	526,200
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34 (1)	1,049,840
500	West Virginia University, (FGIC), 4.75%, 10/1/35	512,850
		$3,349,590
Insured-Electric Utilities — 11.9%
$250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	$259,457
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,041,670
1,800	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (2)(3)	1,857,396
450	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (2)(3)	512,673
		$3,671,196
Insured-Escrowed/Prerefunded — 1.7%
$500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), Prerefunded to 4/1/08, 5.25%, 4/1/28	$519,920
		$519,920
Insured-General Obligations — 11.0%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,058,980
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	259,400
190	Puerto Rico, (FSA), 5.125%, 7/1/30	199,371
300	Puerto Rico, (FSA), Variable Rate, 5.32%, 7/1/27 (4)(5)	355,104

1

$500	West Virginia School Building Authority, (AMBAC), 5.60%, 7/1/17	$514,570
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	994,483
		$3,381,908
Insured-Hospital — 8.6%
$500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	$532,945
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,211,508
900	West Virginia Hospital Finance Authority, (United Hospital Center, Inc.), (AMBAC), 4.50%, 6/1/34	899,262
		$2,643,715
Insured-Lease Revenue / Certificates of Participation — 3.4%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$527,190
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	524,635
		$1,051,825
Insured-Special Tax Revenue — 7.8%
$3,780	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,422,490
910	Puerto Rico Infrastructure Financing Authority, (AMBAC), 6.535%, 7/1/28 (4)(5)	973,800
		$2,396,290
Insured-Transportation — 3.8%
$750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (2)(3)	$882,837
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	282,745
		$1,165,582
Insured-Water and Sewer — 23.4%
$500	Crab Orchard-MacArthur, Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	$510,730
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	523,480
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	797,948
1,000	West Virginia Water Development Authority, (Loan Program II), (FGIC), 5.00%, 11/1/36	1,058,890
500	West Virginia Water Development, (Loan Program II), (AMBAC), 5.00%, 11/1/33	532,260
375	West Virginia Water Development, (Loan Program II), (FGIC), 4.50%, 11/1/31	375,386
500	West Virginia Water Development, (Loan Program II), (FGIC), 5.00%, 11/1/33	530,200
500	West Virginia Water Development, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	530,495

2

$500	West Virginia Water Development, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	$513,595
750	West Virginia Water Development, (Loan Program IV), (FSA), 5.00%, 11/1/44	789,630
1,000	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36	1,030,230
		$7,192,844
Lease Revenue/Certificates of Participation — 1.4%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$414,840
		$414,840
Senior Living / Life Care — 1.0%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$306,888
		$306,888
Transportation — 3.4%
$1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	$1,049,770
		$1,049,770
Total Tax-Exempt Investments — 105.3% (identified cost $30,536,108)		$32,385,338
Other Assets, Less Liabilities — (5.3)%		$(1,628,003)
Net Assets — 100.0%		$30,757,335

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 78.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 27.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

3

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $1,328,904 or 4.3% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/07	55 U.S. Treasury Bond	Short	$(6,276,829)	$(6,129,063)	$147,766

Interest Rate Swaps:

At December 31, 2006, the Fund had entered into an interest rate swap with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $750,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $1,309 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $750,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open interest rate swap contracts of $2,661 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$28,493,387
Gross unrealized appreciation	$1,891,951
Gross unrealized depreciation	—
Net unrealized appreciation	$1,891,951

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	February 26, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 26, 2007